Statement of Changes in Stockholders' Equity - USD ($)	IPO [Member] Common Stock [Member] Common Class A [Member] Predecessor [Member]	IPO [Member] Common Stock [Member] Common Class B [Member] Predecessor [Member]	IPO [Member] Additional Paid-in Capital [Member] Predecessor [Member]	IPO [Member] Retained Earnings [Member] Predecessor [Member]	IPO [Member] Predecessor [Member]	Common Stock [Member] Common Class A [Member] Predecessor [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member] Predecessor [Member]	Common Stock [Member] Common Class B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Predecessor [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member] Predecessor [Member]	Retained Earnings [Member]	Predecessor [Member]	Total
Balance (in shares) at Aug. 25, 2020						0		0
Balance at Aug. 25, 2020						$ 0		$ 0			$ 0		$ 0		$ 0
Stock Issued During Period, Shares, New Issues (in shares)						0		3,593,750
Issuance of Sky Series A Preferred Units, net of equity issuance costs	$ 0	$ 0	$ 135,988,980	$ 0	$ 135,988,980	$ 0		$ 359			24,641		0		25,000
Offering costs						$ 0		$ 0			(7,451,220)		0		(7,451,220)
Over-allotment reduction of Class B common stock (in shares)						0		(194,026)
Over-allotment reduction of Class B common stock						$ 0		$ (19)			19		0		0
Sale of private placement warrants to Sponsor						0		0			7,719,779		0		7,719,779
Reclassification of warrants to liabilities						0		0			(15,933,513)		0		(15,933,513)
Common stock subject to possible redemption						0		0			(120,348,686)		(18,360,074)		(138,708,760)
Net loss						$ 0		$ 0			0		(3,024,804)		(3,024,804)
Balance (in shares) at Dec. 31, 2020						0	0	3,399,724	0
Balance at Dec. 31, 2020						$ 0		$ 340			0		(21,384,878)		(21,384,538)
Issuance of Sky Series A Preferred Units, net of equity issuance costs							$ 0		$ 0			$ 0		$ 0		$ 29,683,000
Net loss							$ 0		$ 0			$ 0		$ 0		(2,046,000)
Balance (in shares) at Mar. 31, 2021							0		0
Balance (in shares) at Dec. 31, 2020						0	0	3,399,724	0
Balance at Dec. 31, 2020						$ 0		$ 340			0		(21,384,878)		(21,384,538)
Net loss						$ 0		$ 0			0		2,946,919		2,946,919
Balance (in shares) at Dec. 31, 2021						0	0	3,399,724	0
Balance at Dec. 31, 2021						$ 0		$ 340			$ 0		$ (18,437,959)		$ (18,437,619)
Net loss																$ (15,763,000)
Balance (in shares) at Mar. 31, 2022							14,937,581		42,192,250	57,129,831